Income taxes - Tax On Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Remeasurements of defined benefit plans, gross	€ (343)	€ (424)	€ 3,040
Remeasurements of defined benefit plans, Tax	61	77	(755)
Total of items that will not be reclassified to profit or loss	(282)	(347)	2,285
Translation differences, gross	(535)	710	1,153
Translation differences, tax	7	1	2
Translation differences, net	(528)	711	1,155
Net investment hedges, gross	135	(127)	(249)
Net investment hedges, tax	(27)	(20)	0
Net investment hedges, net	108	(147)	(249)
Cash flow and other hedges, gross	(61)	83	0
Cash flow and other hedges, tax	10	(15)	0
Cash flow and other hedges, net	(51)	68	0
Financial assets at fair value through other comprehensive income	10	(46)	7
Financial assets at fair value through OCI, tax	0	13	0
Financial assets at fair value through OCI, net	10	(33)	7
Other increase/(decrease), gross	(4)	(3)	0
Other increase/(decrease), tax	0	0	0
Other (decrease)/increase, net	(4)	(3)	0
Total, gross	(798)	193	3,951
Total, tax	51	56	(753)
Other comprehensive income	€ (747)	€ 249	€ 3,198